INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about investment property [abstract]
Schedule of investment property summary

As at December 31,	2022	2021

Income-producing properties	$8,486,105	$7,727,368
Properties under development	272,504	162,817
Land held for development	80,962	80,973
	$8,839,571	$7,971,158

Schedule of changes in investment properties
Changes in investment properties are shown in the following table:

Years ended December 31,	2022			2021
	Income-producing properties	Properties under development	Land held for development	Income-producing properties	Properties under development	Land held for development
Balance, beginning of year	$7,727,368	$162,817	$80,973	$5,786,338	$31,488	$37,757
Maintenance or improvements	9,680	—	—	10,897	—	—
Leasing costs	10,153	—	—	2,456	3,298	—
Tenant allowances	574	—	—	3,439	—	—
Developments or expansions	43,940	228,099	2,853	8,726	88,729	1,906
Acquisitions (note 3)	471,112	14,603	6,578	857,939	24,093	63,692
Costs to complete acquired property	—	—	—	8,344	—	—
Disposals	—	—	—	(36,793)	—	—
Transfer to properties under development	—	17,549	(17,549)	—	16,812	(16,812)
Transfer to income-producing properties	223,040	(223,040)	—	—	—	—
Amortization of straight-line rent	10,591	—	—	8,889	—	—
Amortization of tenant allowances	(4,149)	—	—	(5,105)	—	—
Other changes	374	21	14	350	—	—
Fair value (losses) gains, net	(285,127)	56,536	6,929	1,300,499	(280)	(1,354)
Foreign currency translation, net	321,078	15,919	1,164	(157,468)	(1,323)	(747)
Classified as assets held for sale (note 5)	(42,529)	—	—	(61,143)	—	(3,469)
Balance, end of year	$8,486,105	$272,504	$80,962	$7,727,368	$162,817	$80,973

Schedule of minimum rental commitments payable on non-cancellable operating leases
Tenant minimum rental commitments payable to Granite on non-cancellable operating leases as at December 31, 2022 are as follows:

2023	$413,975
2024	365,694
2025	338,939
2026	298,168
2027	267,601
2028 and thereafter	1,111,127
$2,795,504

Schedule of the key valuation metrics for income-producing properties by country	The key valuation metrics for income-producing properties by country are set out below:

As at December 31,	2022(1)			2021(1)
	Weighted average(2)	Maximum	Minimum	Weighted average(2)	Maximum	Minimum
Canada
Discount rate	6.26%	7.25%	5.25%	5.14%	6.50%	4.50%
Terminal capitalization rate	5.19%	6.50%	4.25%	4.54%	5.75%	4.00%

United States
Discount rate	6.45%	10.25%	5.50%	5.54%	9.25%	4.75%
Terminal capitalization rate	5.57%	9.25%	4.75%	4.79%	8.50%	3.75%

Germany
Discount rate	6.48%	11.00%	4.90%	6.48%	9.75%	4.90%
Terminal capitalization rate	5.50%	10.00%	4.30%	5.38%	8.75%	3.90%

Austria
Discount rate	8.59%	9.90%	8.15%	8.28%	9.50%	7.90%
Terminal capitalization rate	7.32%	7.90%	6.75%	7.16%	7.65%	6.65%

Netherlands
Discount rate	5.43%	6.85%	4.75%	4.44%	6.25%	3.60%
Terminal capitalization rate	5.73%	8.50%	5.00%	4.94%	7.40%	3.80%

Total
Discount rate	6.50%	11.00%	4.75%	5.67%	9.75%	3.60%
Terminal capitalization rate	5.66%	10.00%	4.25%	5.03%	8.75%	3.75%
(1)Excludes assets held for sale (note 5).
(2)Weighted based on income-producing property fair value.

Schedule of sensitivity of the fair value of income-producing properties to changes in either the discount rate or terminal capitalization rate	The table below summarizes the sensitivity of the fair value of income-producing properties to changes in either the discount rate or terminal capitalization rate:

	Discount Rate		Terminal Capitalization Rate
Rate sensitivity	Fair value	Change in fair value	Fair value	Change in fair value
+50 basis points	$8,166,669	$(319,436)	$8,043,519	$(442,586)
+25 basis points	8,324,712	(161,393)	8,255,203	(230,902)
Base rate	8,486,105	—	8,486,105	—
-25 basis points	8,652,412	166,307	8,740,637	254,532
-50 basis points	$8,822,283	$336,178	$9,020,938	$534,833